Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Income tax benefits, loss from operations of discontinued operations	$ 25,584
Income tax expenses, gain from disposal of discontinued operations	$ 0